GROUP ENTITIES (Details)	12 Months Ended
Dec. 31, 2021
Pembina Cochin LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Empress NGL Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Gas Services Limited Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Holding Canada L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Infrastructure and Logistics L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Midstream Limited Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Oil Sands Pipeline L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pembina Pipeline
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%